Long-Term Debt, net - Bank Agreement (Details) - USD ($) $ in Thousands						1 Months Ended			7 Months Ended	12 Months Ended
	Jan. 07, 2015	Dec. 23, 2014	Feb. 09, 2012	Mar. 05, 2011	Mar. 04, 2011	Jan. 31, 2011	Dec. 31, 2010	Aug. 31, 2010	Mar. 04, 2011	Dec. 31, 2016
Bank agreement
Long-Term Debt, net
New debt financing subject to bank agreement					$ 425,000				$ 425,000
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)				0.75%					0.25%
Bank agreement | LIBOR
Long-Term Debt, net
Interest rate added to variable rate basis (as a percent)					1.85%
Previously Existing Credit Facilities | Bank agreement
Long-Term Debt, net
Amendment fee as a percentage of outstanding commitments					0.50%
Amendment fee accrued under other long-term liabilities					$ 12,500
Percentage of amendment fee paid and deferred						40.00%		20.00%
Remaining percentage of amendment fee, which is due for payment on December 31, 2014						40.00%
Amendment fee paid	$ 700	$ 4,300
Previously Existing Credit Facilities | Supplemental letter, September 12, 2013
Long-Term Debt, net
Increase in interest rate margin (as a percent)			0.50%
January 2011 Credit Facility
Long-Term Debt, net
Commitment fee on undrawn committed debt designated for specific newbuildings (as a percent)										0.75%
January 2011 Credit Facility | LIBOR
Long-Term Debt, net
Interest rate added to variable rate basis (as a percent)										1.85%
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | LIBOR
Long-Term Debt, net
Interest rate added to variable rate basis (as a percent)										2.85%
Sinosure CEXIM-Citibank-ABN Amro Credit Facility | Bank agreement
Long-Term Debt, net
Amendment fee accrued under other long-term liabilities								$ 4,380
Amendment fee paid						$ 3,160	$ 1,220